DEFERRED REVENUE (Schedule of deferred revenue) (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue Arrangement [Line Items]
Less - current portion	$ 158,750	$ 180,000	$ 180,000
Deferred revenue, net of current portion		23,750	$ 203,750
WeedMD RX Inc. (''WMD'') [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 158,750	$ 203,750